Cover	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A (the “Amendment”) is being filed with the Securities and Exchange Commission (“SEC”) to amend the Current Report filed by TruGolf Holdings, Inc. (the “Company”) on February 6, 2024 (the “Original 8-K”) and to provide certain additional information.
Document Period End Date	Apr. 17, 2024
Entity File Number	001-40970
Entity Registrant Name	TruGolf Holdings, Inc.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 North 1400 West Centerville
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(801)
Local Phone Number	298-1997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	TRUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false